Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Disclosure of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

30. SUPPLEMENTAL CASH FLOW INFORMATION

Cash and cash equivalents were comprised of the following:

As at December 31,	2020	2019	2018
Cash	$687,967	$542,537	$342,874
Short-term investments(1)	130,411	484,685	425,559
Cash and cash equivalents	$818,378	$1,027,222	$768,433

(1)	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Income taxes paid, net of income taxes received was comprised of the following:

Years ended December 31,	2020	2019	2018
Income taxes paid	$(53,842)	$(101,952)	$(109,193)
Income taxes received	399	6,497	2,885
	$(53,443)	$(95,455)	$(106,308)

Interest paid, net of capitalized interest and interest received was comprised of the following:

Years ended December 31,	2020	2019	2018
Interest paid	$(188,969)	$(195,671)	$(207,339)
Interest received	8,997	19,559	11,802
Capitalized interest	—	—	19,120
	$(179,972)	$(176,112)	$(176,417)

The reconciliation of the liabilities arising from financing activities was as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2020	$3,712,799	$46,951	$28,582
Cash outflows	(453,592)	(9,031)	(1,793)
Loss on repayment (Note 23)	2,284	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	428	—	—
Non-cash additions	—	—	2,788
Interest paid	—	—	(1,649)
Interest accrued	—	—	1,349
Other	—	182	(91)
Impact of foreign exchange	(74,767)	(528)	(135)
Balance as at December 31, 2020	$3,187,152	$37,574	$29,051

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2019	$3,724,228	$58,913	$369
Cash outflows	(3,743,465)	(9,644)	(1,252)
Cash inflows	3,786,082	—	—
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 23)	107,065	—	—
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	22,461	—	—
Debt issue costs	(28,082)	—	—
Debt issue costs accrued	(573)
Prepayment option at inception – Senior Notes	17,829	—	—
Prepayment option at inception – Senior Secured Notes	10,562	—	—
Cumulative effect adjustment	—	—	26,851
Non-cash additions	—	—	2,775
Interest paid	—	—	(984)
Interest accrued	—	—	1,288
Other	—	296	(236)
Impact of foreign exchange	(183,308)	(2,614)	(229)
Balance as at December 31, 2019	$3,712,799	$46,951	$28,582

	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2018	$3,543,377	$62,961	$369
Debt repricing costs	(10,190)	—	—
Cash outflows	(94,951)	(9,037)	(29)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	22,497	—	—
Loss on voluntary payment (Note 23)	2,828	—	—
Gain on repricing (Note 24)	(6,901)	—	—
Cumulative effect adjustment (Note 23)	(36,072)	—	—
Other	—	191	—
Impact of foreign exchange	303,640	4,798	29
Balance as at December 31, 2018	$3,724,228	$58,913	$369

The net change in operating assets and liabilities was comprised of the following:

As at December 31,	2020	2019	2018
Trade and other receivables	$(4,173)	$(16,113)	$22,056
Financial assets	161	(3,897)	(210)
Other assets	(7,286)	(13,183)	371
Trade and other payables	1,860	1,685	(4,695)
Financial liabilities	(651)	(2,125)	(1,026)
Other liabilities	25,107	19,691	72,317
	$15,018	$(13,942)	$88,813

Non-cash investing activities were comprised of:

Years ended December 31,	2020	2019	2018
Satellites, property and other equipment	$2,963	$29,234	$3,795
Intangible assets	$—	$(3,263)	$3,635